ProShares High Yield-Interest Rate Hedged Investment Objectives and Goals - ProShares High Yield-Interest Rate Hedged	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	High Yield — Interest Rate Hedged
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares High Yield – Interest Rate Hedged (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE High Yield (Treasury Rate-Hedged) Index (the “Index”).